Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash	The Company reconciles cash, cash equivalents, and restricted cash reported in the unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the unaudited condensed consolidated statements of cash flows as follows (in thousands):
	March 31, 2024	December 31, 2023
Cash and cash equivalents	$1,786	$2,593
Restricted cash	3,829	3,823
Total cash, cash equivalents and restricted cash	$5,615	$6,416
The Company reconciles cash, cash equivalents, and restricted cash reported in the consolidated balance sheets that aggregate to the beginning and ending balances shown in the consolidated statements of cash flows as follows (in thousands):
	As of December 31,
	2023	2022
Cash and cash equivalents	$2,593	$4,409
Restricted cash	3,823	3,907
Total cash, cash equivalents, and restricted cash	$6,416	$8,316

Schedule of Revenue Recognized By Product and Services	Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):
	Thirteen-weeks Ended
	March 31,	April 2,
	2024	2023
Solar energy system installations	$9,922	$15,843
Software enhanced services	118	834
Total revenue	$10,040	$16,677
Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):
	Fiscal Year Ended December 31,
	2023	2022
Solar energy system installations	$84,858	$62,896
Software enhanced services	2,758	3,579
Total revenue	$87,616	$66,475

Schedule of Allowance for Doubtful Accounts	The following table summarizes the allowance for doubtful accounts as of December 31, 2023 and 2022 (in thousands):
	As of December 31,
	2023	2022
Balance at beginning of period	$(4,812)	$(2,569)
Provision charged to earnings	(5,083)	(2,243)
Amounts written off, recoveries and other adjustments	49	-
Balance at end of period	$(9,846)	$(4,812)

Schedule of Estimated Useful Lives of the Assets	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:
Useful Lives
Manufacturing equipment	1–3 years
Developed software	5 years
Furniture & equipment	3–5 years
Leasehold improvements	3–5 years

Schedule of Intangibles Assets of Estimated Useful Life	All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:
Useful Lives
Assembled workforce	2years